Variable Interest Entities	12 Months Ended
Dec. 31, 2024
Variable Interest Entities [Abstract]
Variable Interest Entities
33. VARIABLE INTEREST ENTITIES
Emera holds a variable interest in NSPML, a VIE for which

it was determined that Emera is not the
primary beneficiary since it does not have the controlling

financial interest of NSPML. When the critical
milestones were achieved, NLH was deemed the primary

beneficiary of the asset for financial reporting
purposes as it has

authority over the majority of the direct activities that

are expected to most significantly
impact the economic performance of the Maritime Link. Thus,

Emera began recording the Maritime Link
as an equity investment.
BLPC has established a SIF,

primarily for the purpose of building a fund to cover risk

against damage and
consequential loss to certain generating, transmission

and distribution systems. ECI holds a variable
interest in the SIF for which it was determined that ECI

was the primary beneficiary and, accordingly,

the
SIF must be consolidated by ECI. In its determination that

ECI controls the SIF,

management considered
that, in substance, the activities of the SIF are being conducted on behalf of ECI’s subsidiary BLPC and
BLPC, alone, obtains the benefits from the SIF’s

operations. Additionally,

because ECI, through BLPC,
has rights to all the benefits of the SIF,

it is also exposed to the risks related to the activities

of the SIF.
Any withdrawal of SIF fund assets by the Company would

be subject to existing regulations. Emera’s
consolidated VIE in the SIF is recorded as “Other long-term

assets”, “Restricted cash” and “Regulatory
liabilities” on the Consolidated Balance Sheets. Amounts

included in restricted cash represent the cash
portion of funds required to be set aside for the BLPC

SIF.
The Company has identified certain long-term purchase power

agreements that meet the definition of
variable interests as the Company has to purchase all

or a majority of the electricity generation at a fixed
price. However, it was determined

that the Company was not the primary beneficiary

since it lacked the
power to direct the activities of the entity,

including the ability to operate the generating facilities

and make
management decisions.
The following table provides information about Emera’s

portion of material unconsolidated VIEs:
As at December 31, 2024 December 31, 2023
Maximum Maximum
millions of dollars
Total
assets
exposure to
loss
Total
assets

exposure to
loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted) $

475 $

6 $

489 $

6